Schedule of investments
Nomura VIP Science and Technology Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.59%♣
Communication Services — 13.63%
Alphabet Class A	76,385	$ 21,965,271
Meta Platforms Class A	61,602	35,244,352
Netflix †	255,592	24,575,171
Spotify Technology †	23,366	11,330,407
Take-Two Interactive Software †	67,000	13,232,500
		106,347,701
Consumer Discretionary — 10.26%
Amazon.com †	158,734	33,059,530
Booking Holdings	2,657	11,186,820
DoorDash Class A †	73,217	10,993,533
MercadoLibre †	4,848	8,382,289
SharkNinja †	155,120	16,427,208
		80,049,380
Healthcare — 4.77%
Gilead Sciences	107,403	14,968,756
Insmed †	45,239	7,397,481
Intuitive Surgical †	32,108	14,801,467
		37,167,704
Industrials — 5.30%
Howmet Aerospace	77,399	17,837,374
Kratos Defense & Security Solutions †	190,816	13,454,436
Uber Technologies †	139,826	10,057,684
		41,349,494
Information Technology — 64.63%
Advanced Micro Devices †	148,713	30,252,686
Amphenol Class A	92,334	11,666,401
ASML Holding	20,345	26,872,286
Broadcom	104,184	32,245,990
Cadence Design Systems †	48,175	13,386,387
Celestica †	40,701	11,464,658
Intuit	33,236	14,370,582
Lam Research	185,836	39,705,720
Micron Technology	67,554	22,822,443
Microsoft	84,438	31,256,414
NVIDIA	360,415	62,856,376
Samsung Electronics	223,563	26,148,239
Seagate Technology Holdings	145,045	56,822,829
ServiceNow †	103,876	10,860,236
Shopify Class A †	105,969	12,570,043
Taiwan Semiconductor Manufacturing ADR	138,008	46,639,804
Texas Instruments	142,750	27,713,485
Western Digital	98,650	26,683,838
		504,338,417
Total Common Stocks (cost $536,087,183)		769,252,696

	Number of shares	Value (US $)

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	3,048,966	$ 3,048,966
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	3,048,967	3,048,967
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	3,048,967	3,048,967
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	3,048,965	3,048,965
Total Short-Term Investments (cost $12,195,865)		12,195,865

Total Value of Securities—100.15% (cost $548,283,048)		781,448,561
Liabilities Net of Receivables and Other Assets—(0.15%)		(1,138,565)
Net Assets Applicable to 24,321,875 Shares Outstanding—100.00%		$780,309,996
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Science and Technology Series
March 31, 2026 (Unaudited)
NQ- IV089 [0326] 0526 (5459551)    2